SIGNIFICANT ACCOUNTING POLICIES - PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2017
Plants and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residuals rate	3.00%
Equipment, machinery and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residuals rate	3.00%
Minimum [member] | Plants and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	12 years
Minimum [member] | Equipment, machinery and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	4 years
Maximum [member] | Plants and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	50 years
Maximum [member] | Equipment, machinery and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	30 years